Note FDIC loss share asset (FDIC loss share - Additional Information) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) D	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
True Up Payment Term | D	45
Intrinsic Loss Estimate	$ 4,600,000
Servicing Amount Period Trueup Payment	twelve-month period
Reclassification Of Loans Expiration LSA			$ 1,500,000
F D I C Indemnification Asset	$ 310,221	$ 542,454
Contingent consideration
Business Acquisition, Contingent Consideration [Line Items]
Fair Value Inputs Discount Rate	7.64%	6.75%
Change In Discount Rate	0.89%
Pending Dispute With FDIC
Business Acquisition, Contingent Consideration [Line Items]
Reclassification Of Loans Expiration LSA			$ 248,700
Payment Percentage True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	50.00%
Intrinsic Loss Estimate True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Percent Calculation Intrinsic Loss Estimate	$ 925,000
Fixed Percentage True Up Payment	20.00%
Asset Discount True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Calculation Percent Asset Discount Per Bid	$ 1,100,000
Fixed Percentage True Up Payment	25.00%
Cumulative Shared Loss Payments True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	25.00%
Servicing Percentage True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	1.00%
Single Family Loan
Business Acquisition, Contingent Consideration [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement	7 years 7 months
Banco Popular de Puerto Rico
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
Banco Popular de Puerto Rico | Pending Dispute With FDIC
Business Acquisition, Contingent Consideration [Line Items]
F D I C Indemnification Asset	$ 149,000
FDIC
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
FDIC | Residential Mortgage
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Term	10